Cover Page	May 08, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Entity Registrant Name	Lionsgate Studios Corp.
Entity Central Index Key	0002006191
Entity Emerging Growth Company	false
Entity File Number	001-42102
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Amendment Description	EXPLANATORY NOTE This Amendment No. 2 (“Amendment No.2”) to the Current Report on Form 8-K of Lionsgate Studios Corp. (the “Company”) is being filed for the purposes of correcting a mathematical error in the combined statement of cash flows for the fiscal year ended March 31, 2022 in Exhibit 99.1 of Amendment No. 1 to the Company’s Current Report on Form 8-K/A filed with the SEC on May 30, 2024. In addition, this Current Report on Form 8-K updates the audited combined balance sheets of the Company as of March 31, 2024 and 2023 and the audited combined statements of operations and equity (deficit) of the Company for each of the three years in the period ended March 31, 2024 to reflect the retroactive application of the reverse recapitalization, as more fully described in Note 1 to the audited combined financial statements included as Exhibit 99.1 to this Amendment No. 2, in all periods prior to the Business Combination (as defined therein).
Document Period End Date	May 08, 2024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	LION
Security Exchange Name	NASDAQ
Other Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404